Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	3,359,022,000
Proposed Maximum Offering Price per Unit	0.03086
Maximum Aggregate Offering Price	$ 103,659,418.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,315.37
Offering Note	a. The Ordinary Shares registered hereby are evidenced by American Depositary Shares ("ADSs"). ADSs (evidenced by American Depositary Receipts, each representing 20 Ordinary Shares, par value $0.0001 per share), have been registered on separate registration statements on Form F-6 filed on January 27, 2026 (File No. 333-292980). b. Represents (i) 2,865,046,434 Ordinary Shares represented by 143,252,322 ADSs that may be acquired by a selling shareholder upon conversion of a convertible note and (ii) 493,973,523 Ordinary Shares represented by 24,698,676 ADSs that may be acquired by a selling shareholder pursuant to a conversion rights agreement entered into on December 22, 2025 (collectively, the "Conversion Shares"). c. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, based on the average of the high and low sales prices of the registrant's ADSs on Nasdaq on May 8, 2026, in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The Ordinary Shares registered hereby are evidenced by ADSs, and the proposed maximum offering price per Ordinary Share has been derived by dividing the ADS market price by 20, because each ADS represents 20 Ordinary Shares. No additional consideration is payable upon conversion of the Conversion Shares by the selling shareholders. d. This registration statement was initially filed with the Securities and Exchange Commissions on January 15, 2026 as a Registration Statement on Form F-1 (File No. 333-292753)(the "Prior Registration Statement") to register the Conversion Shares, at which time a filing fee of $5,402.97, computed in accordance with Rule 457 under the Securities Act, was paid. The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. e. The registration statement also includes an indeterminate number of Ordinary Shares underlying the ADSs that may become issuable to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended.